BANK BORROWINGS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
BANK BORROWINGS AND OTHER BORROWINGS

13	BANK BORROWINGS AND OTHER BORROWINGS

		2024	2023
		USD	USD

(a)	Bank borrowings (Note (i))
	Bank overdrafts - variable rate	$1,505,771	$1,779,659
	Bank borrowings - fixed rate	6,713,288	8,481,756
	Bank borrowings - variable rate	2,133,931	2,557,815
		10,352,990	12,819,230

	Secured bank borrowings (Note (ii))	10,085,523	11,708,392
	Unsecured bank borrowings	267,467	1,110,838
	Total	10,352,990	12,819,230

	The carrying amounts of the above borrowings are repayable:
	Within one year	10,313,887	12,285,470
	Within a period of more than one year but not exceeding two years	39,103	486,964
	Within a period of more than two years but not exceeding five years	-	46,796
	Total	10,352,990	12,819,230

	Less: Amounts due within one year shown under current liabilities:	(10,313,887)	(12,285,470)
	Amounts shown under non-current liabilities:	39,103	533,760

(b)	Other borrowings (Note (iii))
	Unsecured other borrowings - related parties - fixed rate (Note 23)	425,255	536,530
	Unsecured other borrowing - fixed rate	704,886	127,949
	Total	1,130,141	664,479

Note:

(i)	Bank borrowings carry a weighted average effective interest rate at 5% (2023: 6%).
(ii)	Secured bank borrowings were pledged by the personal guarantee and the private real estate properties owned by our shareholders.
(iii)	Included in other borrowings, an aggregate loan balance from related parties of USD425,255 (2023: USD536,530) was unsecured, interest-free or interest bearing at 8% p.a. (2023: 7.5% p.a.). A principal amount of USD704,886 (2023: USD127,949) was unsecured and interest bearing at 6% to 7.2% p.a. All these balances were repayable within one year after the end of the reporting period.